Earnings/(loss) per share - basic and diluted	12 Months Ended
Dec. 31, 2021
Earnings/(loss) per share - basic and diluted [Abstract]
Earnings/(loss) per share - basic and diluted
11. Earnings/(loss) per share - basic and diluted

The weighted average number of shares in the earnings/(loss) per share (“EPS/LPS”) calculation, reflects the weighted average total actual shares of Amryt Pharma plc in issue at December 31, 2021.

Issued share capital – ordinary shares of £0.06 each

	Number of shares	Weighted average shares
December 31, 2021	319,814,747	235,852,023
December 31, 2020	178,801,593	158,591,356
December 31, 2019	154,498,887	75,871,562

The calculation of loss per share is based on the following:

	December 31,
	2021	2020	2019
Profit/(loss) after tax attributable to equity holders of the Company (US$’000)	1,000	(104,527)	(62,998)
Weighted average number of ordinary shares in issue	235,852,023	158,591,356	75,871,562
Fully diluted average number of ordinary shares in issue	246,981,405	158,591,356	75,871,562
Basic earnings/(loss) per share (US$)	0.00	(0.66)	(0.83)
Diluted earnings/(loss) per share (US$)	0.00	(0.66)	(0.83)

Where a loss has occurred, basic and diluted LPS are the same because the outstanding share options and warrants are anti-dilutive. Accordingly, diluted LPS equals the basic LPS. The share options, RSUs and warrants outstanding as at December 31, 2021, totaled 40,898,377 (December 31, 2020: 29,615,620; 2019: 32,023,535) and are potentially dilutive.